Relevant events (unaudited) (Details) $ in Millions			9 Months Ended
	Dec. 09, 2022 COP ($) Boe item km T $ / bbl	Aug. 08, 2022	Sep. 30, 2022
Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
long-term capital gains tax rate for corporations		10.00%
long-term capital gains tax rate for individual tax residents		3.00%
Top of range
Disclosure of non-adjusting events after reporting period [line items]
long-term capital gains tax rate for corporations		15.00%
long-term capital gains tax rate for individual tax residents		10.00%
Crude Oil And Coal Price 1
Disclosure of non-adjusting events after reporting period [line items]
New crude oil, gold and coal export tax rate		0.00%
Crude Oil And Coal Price 2
Disclosure of non-adjusting events after reporting period [line items]
New crude oil, gold and coal export tax rate		5.00%
Crude Oil And Coal Price 3
Disclosure of non-adjusting events after reporting period [line items]
New crude oil, gold and coal export tax rate		10.00%
Crude Oil And Coal Price 4
Disclosure of non-adjusting events after reporting period [line items]
New crude oil, gold and coal export tax rate		15.00%
General Investment Plan 2023
Disclosure of non-adjusting events after reporting period [line items]
Percentage of plan aimed at cementing diversification into new low-emission businesses	23.00%
Expected reduction of CO2e emissions | T	400,000
Expected tons of green hydrogen to be incorporated | T	50,000
Number of new regional energy communities | item	2
Number new gas-connected homes | item	107,000
Amount allocated to electricity transmission business	$ 5,400,000.0
Kilometers of new transmission lines | km	6,000
Estimated transported volumes per day in barrels | Boe	1,000,000
Investments in decarbonization projects, integrated water management and improvement of fuel quality	$ 2,300,000.0
Social investment resources for regional development and community well-being	472,000,000.0
Amount allocated to science, technology and innovation projects	$ 405,000,000.0
Expected competitive returns in USD | $ / bbl	80
Percentage of ROACE	10.00%
Percentage of EBITDA margin	40.00%
Transfers to the nation	$ 40,000,000.0
General Investment Plan 2023 | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Estimated amount of general organic investment	25.3
Investment in exploration and production projects	$ 3,600,000.0
Estimated production per day in barrels | Boe	720,000
Estimated refining load per day in barrels | Boe	420,000
General Investment Plan 2023 | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Estimated amount of general organic investment	$ 29.8
Investment in exploration and production projects	$ 4,100,000.0
Estimated production per day in barrels | Boe	725,000
Estimated refining load per day in barrels | Boe	430,000
Ecopetrol Trading Asia PTE. LTD
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiaries			100.00%